Related Party Transactions - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Minimum lease payments payable under non-cancellable operating lease	¥ 49,688	¥ 60,184
Related parties [member]
Disclosure of transactions between related parties [Line Items]
Minimum lease payments payable under non-cancellable operating lease	¥ 35,857	¥ 49,038